Schedule of Investments (unaudited) December 31, 2020	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.3%
ASX Ltd.	9,691	$538,420
Australia & New Zealand Banking Group Ltd.	143,931	2,521,161
Commonwealth Bank of Australia	89,504	5,670,991
Insurance Australia Group Ltd.	124,069	449,968
Macquarie Group Ltd.	17,226	1,840,738
Medibank Pvt Ltd.	141,596	328,880
National Australia Bank Ltd.	166,817	2,909,171
QBE Insurance Group Ltd.	74,456	490,083
Suncorp Group Ltd.	65,048	488,893
Westpac Banking Corp.	182,068	2,721,346

		17,959,651

Austria — 0.1%
Erste Group Bank AG(a)	15,063	459,652

Belgium — 0.7%
Ageas SA/NV	9,299	495,844
Groupe Bruxelles Lambert SA	5,949	600,655
KBC Group NV(a)	17,029	1,193,476

		2,289,975

Brazil — 0.5%
B3 SA - Brasil, Bolsa, Balcao	104,602	1,248,168
Banco do Brasil SA	72,772	543,597

		1,791,765

Canada — 7.7%
Bank of Montreal	32,599	2,476,398
Bank of Nova Scotia (The)	61,066	3,297,756
Brookfield Asset Management Inc., Class A	71,206	2,941,020
Canadian Imperial Bank of Commerce	22,648	1,932,724
Manulife Financial Corp.	97,770	1,738,219
National Bank of Canada	17,040	958,199
Power Corp. of Canada	28,835	661,575
Royal Bank of Canada	71,949	5,906,708
Sun Life Financial Inc.	29,449	1,308,331
Toronto-Dominion Bank (The)	91,557	5,168,587

		26,389,517

Chile — 0.1%
Banco de Chile, ADR	11,817	240,831
Banco Santander Chile, ADR	7,774	147,628

		388,459

China — 3.8%
Bank of China Ltd., Class H	3,891,000	1,329,810
China Construction Bank Corp., Class H	4,967,720	3,773,593
China Life Insurance Co. Ltd., Class H	371,000	818,187
China Merchants Bank Co. Ltd., Class H	190,000	1,200,694
Industrial & Commercial Bank of China Ltd., Class H	3,761,000	2,439,798
Ping An Insurance Group Co. of China Ltd., Class H	277,500	3,399,924

		12,962,006

Colombia — 0.1%
Bancolombia SA, ADR	5,707	229,307

Denmark — 0.2%
Danske Bank A/S(a)	34,375	568,726

Finland — 0.7%
Nordea Bank Abp(a)	172,725	1,413,760
Sampo OYJ, Class A	25,562	1,081,225

		2,494,985

Security	Shares	Value

France — 2.2%
AXA SA	105,201	$2,511,559
BNP Paribas SA(a)	58,031	3,060,620
Credit Agricole SA(a)	63,895	806,804
SCOR SE(a)	8,147	263,361
Societe Generale SA(a)	40,352	840,422

		7,482,766

Germany — 3.2%
Allianz SE, Registered	21,030	5,164,263
Commerzbank AG(a)	49,931	321,716
Deutsche Bank AG, Registered(a)	105,039	1,150,130
Deutsche Boerse AG	9,578	1,631,893
Hannover Rueck SE	3,041	484,822
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	7,061	2,097,667

		10,850,491

Hong Kong — 3.3%
AIA Group Ltd.	614,200	7,525,165
Hang Seng Bank Ltd.	39,300	677,652
Hong Kong Exchanges & Clearing Ltd.	56,400	3,091,367

		11,294,184

Italy — 1.4%
Assicurazioni Generali SpA	64,832	1,131,177
Intesa Sanpaolo SpA(a)	902,138	2,111,149
Mediobanca Banca di Credito Finanziario SpA	43,279	399,273
UniCredit SpA(a)	112,321	1,051,067

		4,692,666

Japan — 4.4%
Dai-ichi Life Holdings Inc.	57,900	870,365
Daiwa Securities Group Inc.	77,400	352,346
Japan Exchange Group Inc.	27,200	694,984
Mitsubishi UFJ Financial Group Inc.	650,300	2,872,796
Mizuho Financial Group Inc.	127,810	1,618,593
MS&AD Insurance Group Holdings Inc.	24,400	742,316
Nomura Holdings Inc.	152,900	807,114
ORIX Corp.	66,800	1,025,179
Resona Holdings Inc.	111,800	390,263
Sompo Holdings Inc.	19,000	767,950
Sumitomo Mitsui Financial Group Inc.	69,600	2,149,109
Sumitomo Mitsui Trust Holdings Inc.	19,027	585,489
T&D Holdings Inc.	30,200	355,982
Tokio Marine Holdings Inc.	35,300	1,814,833

		15,047,319

Malta — 0.0%
BGP Holdings PLC(b)	608,993	7

Mexico — 0.2%
Grupo Financiero Banorte SAB de CV, Class O(a)	123,390	680,749

Netherlands — 1.0%
ABN AMRO Bank NV, CVA(a)(c)	21,448	210,466
Aegon NV	71,000	281,031
EXOR NV	6,389	517,659
ING Groep NV(a)	196,437	1,836,518
NN Group NV	16,650	723,821

		3,569,495

Norway — 0.3%
DNB ASA(a)	45,240	887,686

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Peru — 0.2%
Credicorp Ltd.	3,159	$518,139

Singapore — 1.3%
DBS Group Holdings Ltd.	90,700	1,718,403
Oversea-Chinese Banking Corp. Ltd.	200,700	1,527,668
United Overseas Bank Ltd.	77,800	1,329,779

		4,575,850

South Korea — 0.5%
KB Financial Group Inc., ADR(a)	20,398	807,761
Shinhan Financial Group Co. Ltd., ADR(a)	25,536	759,951

		1,567,712

Spain — 1.4%
Banco Bilbao Vizcaya Argentaria SA	339,021	1,673,755
Banco Santander SA(a)	837,112	2,599,542
CaixaBank SA	181,023	465,352

		4,738,649

Sweden — 1.5%
Industrivarden AB, Class A(a)	8,135	271,611
Industrivarden AB, Class C(a)	8,349	269,911
Investor AB, Class B	22,962	1,675,342
Kinnevik AB, Class B	12,297	622,146
Skandinaviska Enskilda Banken AB, Class A(a)	81,276	836,259
Svenska Handelsbanken AB, Class A(a)	78,464	789,174
Swedbank AB, Class A(a)	47,166	827,704

		5,292,147
Switzerland — 3.4%
Baloise Holding AG, Registered	2,462	438,673
Credit Suisse Group AG, Registered	117,238	1,511,978
Julius Baer Group Ltd.	11,376	656,345
Partners Group Holding AG	948	1,115,357
Swiss Life Holding AG, Registered	1,615	753,466
Swiss Re AG	14,318	1,349,920
UBS Group AG, Registered	193,113	2,724,271
Zurich Insurance Group AG	7,589	3,206,620

		11,756,630

Taiwan — 0.4%
Cathay Financial Holding Co. Ltd.	448,000	673,642
CTBC Financial Holding Co. Ltd.	991,000	694,808

		1,368,450

United Kingdom — 6.0%
3i Group PLC	49,698	786,683
Admiral Group PLC	12,984	515,771
Aviva PLC	196,860	875,106
Barclays PLC(a)	821,653	1,647,448
Direct Line Insurance Group PLC	71,248	310,682
Hargreaves Lansdown PLC	14,531	302,913
HSBC Holdings PLC(a)	1,043,515	5,404,038
Legal & General Group PLC	302,061	1,099,145
Lloyds Banking Group PLC(a)	3,574,395	1,780,465
London Stock Exchange Group PLC	15,994	1,969,418
M&G PLC	133,490	361,207
Natwest Group PLC(a)	231,963	531,587
Prudential PLC	130,356	2,400,220
RSA Insurance Group PLC	52,176	483,135
Schroders PLC	6,561	299,281
St. James’s Place PLC	27,146	420,610
Standard Chartered PLC(a)	134,032	853,598

Security	Shares	Value

United Kingdom (continued)
Standard Life Aberdeen PLC	113,774	$437,487

		20,478,794

United States — 48.8%
Aflac Inc.	33,284	1,480,140
Allstate Corp. (The)	15,329	1,685,117
American Express Co.	32,875	3,974,916
American International Group Inc.	43,601	1,650,734
Ameriprise Financial Inc.	6,062	1,178,028
Aon PLC, Class A	11,660	2,463,408
Arthur J Gallagher & Co.	9,628	1,191,080
Assurant Inc.	2,943	400,895
Bank of America Corp.	384,347	11,649,558
Bank of New York Mellon Corp. (The)	41,085	1,743,647
Berkshire Hathaway Inc., Class B(a)	98,108	22,748,302
BlackRock Inc.(d)	7,148	5,157,568
Capital One Financial Corp.	23,019	2,275,428
Cboe Global Markets Inc.	5,590	520,541
Charles Schwab Corp. (The)	74,664	3,960,179
Chubb Ltd.	22,752	3,501,988
Cincinnati Financial Corp.	7,600	664,012
Citigroup Inc.	104,945	6,470,909
Citizens Financial Group Inc.	21,451	767,088
CME Group Inc.	18,079	3,291,282
Comerica Inc.	6,997	390,852
Discover Financial Services	15,477	1,401,133
Everest Re Group Ltd.	2,006	469,585
Fifth Third Bancorp.	36,151	996,683
First Republic Bank/CA	8,771	1,288,723
Franklin Resources Inc.	13,787	344,537
Globe Life Inc.	4,954	470,432
Goldman Sachs Group Inc. (The)	17,344	4,573,786
Hartford Financial Services Group Inc. (The)	18,245	893,640
Huntington Bancshares Inc./OH	51,270	647,540
Intercontinental Exchange Inc.	28,293	3,261,900
Invesco Ltd.	19,330	336,922
JPMorgan Chase & Co.	153,631	19,521,891
KeyCorp	49,245	808,110
Lincoln National Corp.	9,192	462,450
Loews Corp.	11,841	533,082
M&T Bank Corp.	6,453	821,467
MarketAxess Holdings Inc.(e)	1,924	1,097,757
Marsh & McLennan Companies Inc.	25,534	2,987,478
MetLife Inc.	38,791	1,821,237
Moody’s Corp.	8,137	2,361,683
Morgan Stanley	71,979	4,932,721
MSCI Inc.	4,215	1,882,124
Nasdaq Inc.	5,833	774,272
Northern Trust Corp.	10,490	977,039
People’s United Financial Inc.	21,223	274,413
PNC Financial Services Group Inc. (The)	21,398	3,188,302
Principal Financial Group Inc.	12,844	637,191
Progressive Corp. (The)	29,509	2,917,850
Prudential Financial Inc.	19,860	1,550,470
Raymond James Financial Inc.	6,147	588,084
Regions Financial Corp.	48,413	780,418
S&P Global Inc.	12,147	3,993,083
State Street Corp.	17,917	1,303,999
SVB Financial Group(a)	2,633	1,021,156
Synchrony Financial	27,180	943,418
T Rowe Price Group Inc.	11,443	1,732,356

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Travelers Companies Inc. (The)	12,749	$1,789,577
Truist Financial Corp.	67,932	3,255,981
U.S. Bancorp.	69,100	3,219,369
Unum Group	10,577	242,636
Wells Fargo & Co.	208,427	6,290,327
Willis Towers Watson PLC	6,495	1,368,367
WR Berkley Corp.	7,012	465,737
Zions Bancorp NA	8,214	356,816

		166,751,414

Total Common Stocks — 98.7% (Cost: $367,659,574)		337,087,191

Preferred Stocks

Brazil — 0.9%
Banco Bradesco SA, Preference Shares, ADR	223,164	1,173,843
Itau Unibanco Holding SA, Preference Shares, ADR	245,938	1,497,762
Itausa SA, Preference Shares, NVS	227,160	512,993

		3,184,598

Total Preferred Stocks — 0.9% (Cost: $3,755,840)		3,184,598

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(d)(f)(g)	1,091,766	1,092,421

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(f)	280,000	$280,000

		1,372,421

Total Short-Term Investments — 0.4% (Cost: $1,372,421)		1,372,421

Total Investments in Securities — 100.0% (Cost: $372,787,835)		341,644,210

Other Assets, Less Liabilities — (0.0)%		(39,804)

Net Assets — 100.0%		$341,604,406

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	All or a portion of this security is on loan.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,910,402	$—	$(2,821,511	)(a)	$4,288	$(758)	$1,092,421	1,091,766	$6,684	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	380,000	—	(100,000	)(a)	—	—	280,000	280,000	425		—
BlackRock Inc.	2,180,051	2,085,042	(718,496)		(32,694)	1,643,665	5,157,568	7,148	68,208		—

					$(28,406)	$1,642,907	$6,529,989		$75,317		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	7	03/19/21	$304	$3,178

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Global Financials ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
S&P Select Sector Financial E-Mini Index	10	03/19/21	$906	$41,902

				$45,080

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$337,087,184	$—	$7	$337,087,191
Preferred Stocks	3,184,598	—	—	3,184,598
Money Market Funds	1,372,421	—	—	1,372,421

	$341,644,203	$—	$7	$341,644,210

Derivative financial instruments(a)
Assets
Futures Contracts	$45,080	$—	$—	$45,080

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

4